Taxes - Provision by Taxing Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
U.S. federal
Current	$ 315	$ 331	$ (342)
Deferred	1,177	(839)	1,377
Total	1,492	(508)	1,035
U.S. state and local
Current	316	(85)	127
Deferred	(315)	(82)	(292)
Total	1	(167)	(165)
Non-U.S.
Current	1,827	1,829	2,135
Deferred	(4,184)	(423)	(386)
Total	(2,357)	1,406	1,749
Total continuing operations provision for/(benefit from) income taxes	(864)	731	2,619
Discontinued operations provision for/(benefit from) income taxes	(13)	(1)	2
Provision for social security, real estate, personal property and other taxes	3,199	3,304	3,322
Total taxes included in net income	$ 2,322	$ 4,034	$ 5,943